Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Provisions	R$ 57,449	R$ 52,848
Provision for legal and administrative proceedings
Provisions
Provisions	28,118	21,682	R$ 20,613
Provision for expected credit losses on loan commitments (i)
Provisions
Provisions	R$ 29,331	R$ 31,166